Selling and general and administrative (Tables)	12 Months Ended
Mar. 31, 2024
Selling And General And Administrative
Schedule of operating expenses

Operating expenses consisted of the followings:

	For the years ended March 31,
	2024	2023	2022
Selling and marketing expenses:
Promotion expenses	$31,990	$216,423	$699,307
Telecommunications service fees	70,267	76,058	756,546
Union pay service charges	8,065	54,424	175,026
Employee compensation	107,575	98,045	141,038
Employee benefit expenses	24,550	19,259	22,593
	$242,447	$464,209	$1,794,510
General and administrative expenses:
Employee compensation	$664,418	$1,977,184	$2,569,912
Consulting fees(1)	98,315	264,800	253,676
Audit fees (1)	305,000	258,500	432,100
Insurance fee(1)	—	44,519	171,895
Daily expenses	128,862	119,939	90,801
Attorney fee(1)	141,689	429,087	272,887
Investment relationship fee	41,990	51,889	19,292
Rental fee(2)	253,227	235,069	90,748
Employee benefit expenses	91,545	74,743	60,471
Depreciation expenses	21,013	90,074	12,695
Amortization of intangible assets	31,929	32,997	20,681
Entertainment	906	14,800	26,344
Credit losses on accounts receivable	162,028	—	—
Other	2,822	65,932	122,799
	$1,943,744	$3,659,533	$4,144,301

Operating expenses	$2,186,191	$4,123,742	$5,938,811

(1)	Audit fee, consulting fee, insurance fee, attorney fee for the years ended March 31, 2024, 2023, and 2022 were separated from service fee to list as comparative numbers.

(2)	According to the rental agreement renewal clauses, every renew needs to be renegotiated separately, thus the lease term was less than 12 months and the Company recognized the rental expenses as expense for short-term leases.